UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1998

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, August 10, 1998

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:  $240,696

List of Other Included Managers:

None

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
FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  20232     675800   SH         SOLE        50000       625800
Atwood Oceanics, Inc.                COM   050095108   2492      62600   SH         SOLE                     62600
Cathay Bancorp                       COM   149150104  13413     288447   SH         SOLE        25100       263347
Chateau Communities                  COM   161739107  18364     638759   SH         SOLE        48500       590259
Dover Downs Entertainment, Inc.      COM   260086103   4135     133400   SH         SOLE                    133400
Federal Home Loan Mtg. Corp.         COM   313400301  24208     514390   SH         SOLE        36000       478390
First Data Corporation               COM   319963104   7775     233400   SH         SOLE        19800       213600
GBC Bancorp                          COM   361475106   5345     201700   SH         SOLE                    201700
GoodMark Foods, Inc.                 COM   382387108  20979     708150   SH         SOLE        50000       658150
International Speedway Corp.'B       COM   460335102   3374     116350   SH         SOLE         7500       108850
Leucadia National Corp.              COM   527288104   3485     105412   SH         SOLE                    105412
Littelfuse, Inc.                     COM   537008104  11476     454500   SH         SOLE        30000       424500
Mercury General Corp.                COM   589400100  25479     395400   SH         SOLE        31000       364400
Mestek, Inc.                         COM   590829107   7079     331175   SH         SOLE        33300       297875
National Golf Properties, Inc.       COM   63623G109  26955     896625   SH         SOLE        65500       831125
Penske Motorsports, Inc.             COM   709598106   2571      88100   SH         SOLE        10000        78100
Post Properties, Inc.                COM   737464107    295       7650   SH         SOLE                      7650
Pulitzer Publishing Co.	             COM   745771105    971      10882   SH         SOLE                     10882
Sun Communities                      COM   866674104   7936     239590   SH         SOLE        17700       221890
Superior National Insurance          COM   868224106   2628     111850   SH         SOLE                    111850
United Asset Management Corp.        COM   909420101  10759     412825   SH         SOLE        35800       377025
Valassis Communications, Inc.        COM   918866104  14590     378350   SH         SOLE        27000       351350
Wells Fargo & Co.                    COM   949740104   6153      16675   SH         SOLE          900        15775